UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Strategic Value Master Fund, L.P.
Address:  9 West 57th Street
          New York, New York  10019

Form 13F File No.:  28-12980

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo SVF Advisors, L.P.
Title:    General Partner of Reporting Manager
Name:     Apollo SVF Capital Management, LLC
Title:    General Partner of Apollo SVF Advisors, L.P.
Name:     Patricia Navis
Title:    Vice Pres., Apollo SVF Capital Management, LLC
Phone:    212-515-3485

Signature, Place, and Date of Signing:

    By:  Apollo SVF Advisors, L.P.                New York, NY  Nov. 12, 2008
    By:  Apollo SVF Capital Management, LLC       New York, NY  Nov. 12, 2008
    By:  Patricia Navis, Vice President           New York, NY  Nov. 12, 2008



Report Type (Check only one.):

[  ]       13F HOLDINGS REPORT.

[ X]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

 Form 13F File Number:  28-10465
 Name:                  Apollo Management IV, L.P.

     The filing of this report shall not be deemed an admission, for pur-poses of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Manager is a member of a group with respect to any securities over which the Reporting Manager or other institutional investment managers named in the Reporting Manager's Form 13F may exercise investment discretion, or that the Manager or any other person is a beneficial owner of any securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Manager, the Reporting Manager, and related entities.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.